Unconsolidated Segment Results (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Revenue:
Net premiums and policy fees	$ 71,907	$ 68,870	$ 61,716
Interest and similar income, net	29,558	27,387	28,859
Change in fair value of assets and liabilities	(41,554)	11,373	66,806
Realized investment gains, net	(205)	583	77
Fee, commission, and other revenue	7,051	7,221	6,864
Total revenue	66,757	115,434	164,322
Benefits and expenses:
Net benefits	5,612	87,511	143,893
General and administrative expenses and commissions	39,948	41,792	39,789
Change in deferred acquisition costs, net	4,814	(8,165)	(15,064)
Total benefits and expenses	50,374	121,138	168,618
Pretax income (loss)	16,383	(5,704)	(4,296)
Annuity
Revenue:
Net premiums and policy fees	68,752	65,603	58,727
Operating Segments | Annuity
Revenue:
Net premiums and policy fees	68,752	65,603	58,728
Interest and similar income, net	27,462	25,378	27,293
Change in fair value of assets and liabilities	(41,554)	11,374	66,806
Realized investment gains, net	(192)	549	73
Fee, commission, and other revenue	7,051	7,221	6,869
Total revenue	61,519	110,125	159,769
Benefits and expenses:
Net benefits	2,441	81,697	138,957
General and administrative expenses and commissions	39,355	41,145	38,886
Change in deferred acquisition costs, net	3,933	(8,687)	(15,088)
Total benefits and expenses	45,729	114,155	162,755
Pretax income (loss)	15,790	(4,030)	(2,986)
Operating Segments | Other
Revenue:
Net premiums and policy fees	3,155	3,267	2,988
Interest and similar income, net	2,096	2,009	1,566
Change in fair value of assets and liabilities		(1)
Realized investment gains, net	(13)	34	4
Fee, commission, and other			(5)
Total revenue	5,238	5,309	4,553
Benefits and expenses:
Net benefits	3,171	5,814	4,936
General and administrative expenses and commissions	593	647	903
Change in deferred acquisition costs, net	881	522	24
Total benefits and expenses	4,645	6,983	5,863
Pretax income (loss)	$ 593	$ (1,674)	$ (1,310)